Note 7 - Capital Leased Assets - Leased Property Under Capital Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Leased property under capital leases	$ 11,442	$ 11,361
Less accumulated amortization	(5,374)	(5,001)
Leased property under capital leases, net	$ 6,068	$ 6,360